INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Advances from customers	$ 17,019,407	$ 9,216,032
Deferred Revenue	15,752,495	15,659,630
Deferred revenue and advances from customers	32,771,902	24,875,662
Non-current
Advances from customers	272,334	620,893
Deferred Revenue	1,930,040	1,436,912
Deferred revenue and advances from customers	$ 2,202,374	$ 2,057,805